Non-controlling Interests - Summary of Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	$ 401	$ 565	$ 572
Research and development expenses	(15,298)	(18,347)	(14,234)
Net income (loss)	622	12,213	(118,757)
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	157	565	572
Royalty expenses	(308)	(88)	(128)
Research and development expenses	(84)	(244)	(196)
Administration expenses and foreign exchange (gains) losses	2,665	(946)	(1,506)
Net income (loss)	3,046	(713)	(1,258)
Total non-controlling interests	$ 122	$ (669)	$ (832)